Income tax (Details) ¥ in Thousands, $ in Thousands	3 Months Ended		6 Months Ended		36 Months Ended
	Sep. 30, 2021 CNY (¥)	Sep. 30, 2020	Sep. 30, 2021 CNY (¥)	Sep. 30, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2021 USD ($)
Income tax
Statutory income tax rate (as a percent)			25.00%
Withholding tax rate			10.00%
Undistributed earnings that may be subject to the withholding tax	¥ 3,613,270		¥ 3,613,270						$ 560,771
Unrecognized deferred tax liability from unremitted earnings of PRC subsidiaries	¥ 361,327		¥ 361,327						$ 56,077
Effective income tax rate	18.10%	14.70%	18.70%	15.40%
Interest and penalties related to unrecognized tax benefits	¥ 0		¥ 0
Beijing Jiachenhong
Income tax
HNTE preferential tax rate						15.00%
Zhejiang Lukou
Income tax
HNTE preferential tax rate								15.00%
Forecast | Guangzhou Nuoya
Income tax
HNTE preferential tax rate							15.00%
Forecast | Zhejiang Lukou
Income tax
HNTE preferential tax rate					15.00%